Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000047995 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000047995 [Member] | Builders FirstSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000047995 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000047995 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047995 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000047995 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000047995 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000047995 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000047995 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000047995 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000047995 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000047996 [Member] | Oshkosh Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Concentrix Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | FMC Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Shift4 Payments Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Maplebear Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Pegasystems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000047996 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000047996 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000047996 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000047996 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000047996 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000047996 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000047996 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047996 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000047996 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000047997 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047997 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047997 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Alignment Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | SkyWest Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Masterbrand Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000047997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000047997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000047997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000047997 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000047997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000047997 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000047997 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000047997 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047998 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047998 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Ally Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Nucor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000047998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000047998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000047998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000047998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000047998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000047998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000047998 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000047998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000047998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000047999 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000047999 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000047999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000047999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000047999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000047999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000047999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000047999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000047999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000047999 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000047999 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000048000 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048000 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Ally Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Nucor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000048000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000048000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000048000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000048000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000048000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000048000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000048000 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000048000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000048000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000048001 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048001 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000048001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000048001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000048001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000048001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000048001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000048001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000048001 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000048001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000048896 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048896 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Dutch Bros Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Norwegian Cruise Line Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Dillard s Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048896 [Member] | Fox Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000048896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	75.50%
C000048896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000048896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000048896 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048896 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048896 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048897 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000048897 [Member] | Darling Ingredients Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000048897 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000048897 [Member] | Pilgrim s Pride Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048897 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048897 [Member] | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048897 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048897 [Member] | Molson Coors Beverage Co Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048897 [Member] | Freshpet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000048897 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000048897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000048897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
C000048897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000048897 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048898 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048898 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048898 [Member] | Civitas Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000048898 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048898 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048898 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048898 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048898 [Member] | NOV Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048898 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048898 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048898 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000048898 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000048898 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000048898 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000048899 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048899 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048899 [Member] | Goldman Sachs Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048899 [Member] | Blue Owl Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048899 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | MGIC Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | TPG Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Lazard Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Assured Guaranty Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000048899 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000048899 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000048899 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048900 [Member] | Royalty Pharma PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000048900 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000048900 [Member] | Acadia Healthcare Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000048900 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Doximity Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Premier Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048900 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048900 [Member] | Universal Health Services Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048900 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048900 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000048900 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000048901 [Member] | Builders FirstSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048901 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048901 [Member] | Oshkosh Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048901 [Member] | Shift4 Payments Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048901 [Member] | CNH Industrial N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Genpact Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | ADT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Owens Corning [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | MSC Industrial Direct Co Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000048901 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000048901 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	63.50%
C000048901 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000048901 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000048901 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000048901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048902 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000048902 [Member] | FMC Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000048902 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000048902 [Member] | Nucor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000048902 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000048902 [Member] | Celanese Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000048902 [Member] | LyondellBasell Industries N V Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000048902 [Member] | Air Products and Chemicals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048902 [Member] | Mosaic The Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048902 [Member] | Timken The Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048902 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000048902 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	90.60%
C000048902 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048902 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048903 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | Concentrix Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048903 [Member] | Pegasystems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048903 [Member] | Toast Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | DocuSign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048903 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048903 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000048903 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	78.50%
C000048903 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000048903 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000048904 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000048904 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000048904 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048904 [Member] | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048904 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048904 [Member] | Pinnacle West Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048904 [Member] | MDU Resources Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048904 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048904 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000048904 [Member] | OGE Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000048904 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048904 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000048904 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000099059 [Member] | Shift4 Payments Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099059 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Maplebear Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Pegasystems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099059 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000099059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000099059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000099059 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000099059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000099059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000099059 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099059 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000099060 [Member] | Oshkosh Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099060 [Member] | Concentrix Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099060 [Member] | FMC Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Civitas Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | MGIC Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | ADT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Mosaic The Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Radian Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Essent Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Taylor Morrison Home Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000099060 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000099060 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000099060 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000099060 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099060 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000099060 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000099060 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000099060 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000099060 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000099061 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099061 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099061 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | Alignment Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | SkyWest Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000099061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000099061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000099061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000099061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000099061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000099061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000099061 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000099061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000099062 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099062 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099062 [Member] | Premier Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Dana Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | DNOW Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | AMN Healthcare Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Green Brick Partners Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Graham Holdings Co Class B [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Customers Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000099062 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000099062 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000099062 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000099062 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000099062 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000099062 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000099062 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000099062 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000099062 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%